Nature of Operations and Going Concern Uncertainty (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Nature of Operations and Going Concern Uncertainty [Abstract]
Accumulated deficit	$ (480,333,695)	$ (432,341,598)
Net loss	(51,424,409)	(73,418,745)	$ (48,856,993)
Operating activities	(36,651,124)	(38,126,897)	(20,789,347)
Investing activities	(11,172,500)	(12,000,742)	(16,505,990)
Cash balance	5,056,040	$ 32,025,899	$ 6,200,316	$ 1,756,985
Outstanding credit facility	$ 30,000,000
Maturity date	Jan. 31, 2026